Prepayments, receivables and other assets, net (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Deposits	$ 1,800
Other Expenses	2,500
Other General Expense	$ 700
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposits		$ 5,800